Future Minimum Lease Payments to be Received Under Operating Leases that have Remaining Non-Cancelable Terms (Detail) (Non Cancelable Lease Receivable, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Non Cancelable Lease Receivable
Leases Disclosure [Line Items]
2015	¥ 31
2016	25
2017	25
2018	26
2019	26
2020 and thereafter	91
Total minimum future rentals	¥ 224